Prudential Investments LLC

AST Investment Services, Inc.

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

June 11, 2010

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:          Preliminary Proxy Materials for

Advanced Series Trust—AST High Yield Portfolio

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of Advanced Series Trust—AST High Yield Portfolio scheduled for August 4, 2010 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel